28. Capital Management (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Management Details Narrative Abstract
Carrying amount of loans and borrowings	$ 19,240,324	$ 22,584,601	$ 25,317,163
External valuation of completed investment property	$ 29,801,631	$ 33,829,902	$ 35,786,053
Loan to value ratio	65.00%	67.00%	71.00%